Landfill and Environmental Costs (Narrative) (Details) $ in Millions, ft³ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) landfill ft³	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Environmental Exit Cost [Line Items]
Number of active solid waste landfills | landfill		193
Total available disposal capacity (billion in-place cubic feet) | ft³		135.0
Number of closed landfills | landfill		126
Net increase (decrease) in amortization expense		$ (0.7)	$ (13.3)	$ (0.3)
Fair value of assets that are legally restricted for final capping, closure and post-closure obligations		27.3	26.7
Aggregate potential remediation liability, amount higher than amount recorded		350.0
Payments for management and monitoring of remediation area		80.0	99.4	122.5
Remediation liability		646.1	$ 697.5	$ 551.7	$ 563.7
Bridgeton Closed Landfill [Member]
Environmental Exit Cost [Line Items]
Payments for management and monitoring of remediation area		34.5
Remediation liability		217.5
Expected remediation liability to be paid during the next 12 months		21.7
Range of loss for remediation costs (maximum)		164.0
Insurance recovery	$ 50.0	50.0
Congress Landfill [Member]
Environmental Exit Cost [Line Items]
Remediation liability		78.5
Range of loss for remediation costs (maximum)		16.0
Amount expected to be paid during 2016		$ 3.4